Loan principal and financing service fee receivables	12 Months Ended
Dec. 31, 2022
Loan principal and financing service fee receivables
Loan principal and financing service fee receivables

4. Loan principal and financing service fee receivables

4.1 Loan principal and financing service fee receivables consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	2,639,004,889	—	—
Less: allowance for loan principal and financing service fee receivables	(267,039,108)	—	—
Short-term loan principal and financing service fee receivables, net	2,371,965,781	—	—

4. Loan principal and financing service fee receivables – continued

4.2 The following table presents nonaccrual loan principal as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB	US$
Nonaccrual loan principal	91,016,662	—	—
Less: allowance for nonaccrual loan principal	(89,311,940)	—	—
Nonaccrual loan principal, net	1,704,722	—	—

4.3 The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2021:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domestic consumer loans (uncollateralized)
– Loan principal	43,284,767	32,715,863	28,694,398	27,904,847	29,486,766	33,625,049	195,711,690	2,399,252,995	2,594,964,685
– Financing service fee receivables	650,524	821,076	926,548	—	—	—	2,398,148	41,642,056	44,040,204
	43,935,291	33,536,939	29,620,946	27,904,847	29,486,766	33,625,049	198,109,838	2,440,895,051	2,639,004,889

As of December 31, 2021, all loans which are past due 90 days or more are nonaccrual.

As of December 31, 2022, loan principal and financing service fee receivables were RMB nil.

4.4 Movements of allowance for loan principal and financing service fee receivables are as follows:

	As of December 31,
	2021			2022
		Financing			Financing
		service fee			service fee
	Loan principal	receivables	Total	Loan principal	receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	837,075,499	12,159,437	849,234,936	263,685,104	3,354,004	267,039,108	38,717,031
Additions/ (reverse)	(186,372,132)	(8,805,433)	(195,177,565)	(206,042,627)	(3,354,004)	(209,396,631)	(30,359,658)
Charge-offs	(387,018,263)	—	(387,018,263)	(57,642,477)	—	(57,642,477)	(8,357,373)
Balance at the end of the year	263,685,104	3,354,004	267,039,108	—	—	—	—
Evaluated for impairment on a portfolio basis	263,685,104	3,354,004	267,039,108	—	—	—	—